Submission	May 07, 2026
Submission [Line Items]
Central Index Key	0000007623
Registrant Name	ARTS WAY MANUFACTURING CO INC
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES